Deferred Revenue - Contract Assumptions (Details) - Marmato - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Platform Operator, Crypto-Asset [Line Items]
Estimated financing rate	12.50%	12.50%
Bottom of range | Gold
Platform Operator, Crypto-Asset [Line Items]
Long-term mineral price	$ 1,724	$ 1,700
Bottom of range | Silver in dore
Platform Operator, Crypto-Asset [Line Items]
Long-term mineral price	22.71	20.51
Top of range | Gold
Platform Operator, Crypto-Asset [Line Items]
Long-term mineral price	1,939	1,750
Top of range | Silver in dore
Platform Operator, Crypto-Asset [Line Items]
Long-term mineral price	$ 24.33	$ 22.50